Commitments for Expenditure (Tables)	12 Months Ended
Dec. 31, 2025
Commitments for Expenditure [Abstract]
Summary of Commitments For Acquisition of Property, Plant and Equipment
(1)	The commitments related to acquisition of property, plant and equipment as of December 31, 2024 and 2025 are as follows:

		2024		2025
Contracts		Commitment amounts	Remaining liability balances	Commitment amounts	Remaining liability balances
		In millions of won
Purchase of cable (PVC, 1C, 2000SQ) 153,000M and others (Shin-Bupyung-Youngseo)	￦	57,226	417	57,226	417
Purchase of GIS (362kV, 6300A, 63kA) 23CB – Youngseo S/S		37,168	15,109	37,081	8,394
Purchase of GIS (362kV, 6300A, 63kA) 27CB – Kwangyang S/S		37,744	140	37,744	140
Purchase of cable (PVC, 1C, 2500SQ) 100,548M and others (Kyungin Construction)		58,271	746	58,271	746
Purchase of GIS (362kV, 6300A, 63kA) 25CB – Migeum S/S		35,282	13,476	35,282	4,749
Purchase of cable (PVC, 1C, 2000SQ) 5,862M and others (Baekun-Gwangyanghang)		35,016	703	35,016	703
Purchase of cable (PVC, 1C, 2500SQ) 57,868M and others (Goduk-Seoansung)		40,937	654	40,937	654
Purchase of cable (PVC, 1C, 2000SQ) 87,732M and others (Eulwangboonki)		36,446	1,015	36,446	1,015
Purchase of GIS (362kV,6300A,63kA) Type 18 – Wolsung S/Y		33,057	16,045	33,057	16,045
System stabilization ESS equipment (Bubuk S/S) Type 1		221,939	42,137	221,939	42,137
System stabilization ESS equipment (Yeongcheon S/S) Type 1		72,779	16,975	72,779	16,975
System stabilization ESS equipment (Yesan S/S) Type 1		56,174	11,471	56,174	11,471
System stabilization ESS equipment (Hamyang S/S) Type 1		35,764	11,468	35,764	11,468
Concrete pole (10M, general purpose, 500KGF) 90,000 ea and four other equipment		59,473	36,464	—	—
Purchase of cable (PVC, 1C, 2500SQ) 53,856M and others (Shinchungjuboonki)		31,925	7,756	—	—
Purchase of GIS (362kV, 6300A, 63kA) Type 31 – East Seoul S/S		39,060	39,060	38,520	38,520
Purchase of cable (PVC, 1C, 2000SQ) 68,613M and others (Dongducheon-Yangju)		40,933	28,790	40,933	15,651
Purchase of HVDC cable (PE, 2500SQ) 31,551M and others		40,323	40,323	40,323	31,810
Purchase of HVDC cable (PE, 2500SQ) 30,883M and others		40,130	40,130	40,130	31,505
Stationary reactive power compensation device (Phase 3, ±500MVAR) – Shin Jecheon S/S		39,300	39,300	39,300	39,300
Stationary reactive power compensation device (STATCOM, phase 3, ±500MVAR) – East coast #1C/S		37,600	37,600	37,600	37,600
AMIGO, 1P2W, 60(5)A, Electronic, Class 1.0, 220V, 1,031,728 EA - Annual Unit Price		43,054	38,404	—	—

		2024		2025
Contracts		Commitment amounts	Remaining liability balances	Commitment amounts	Remaining liability balances
		In millions of won
Stationary reactive power compensation device (STATCOM/Phase 3, ±500MVAR) – Shin Gapyeong S/S	￦	40,590	40,590	40,590	40,590
Stationary reactive power compensation device (STATCOM/Phase 3, ±500MVAR) – Shin Namwon S/S		37,100	37,100	37,100	37,100
Steel Pipe Towers (500kV HVDC), 6,105 tons – Donghae–Shingapyeong (Section 2)		25,214	25,214	32,381	11,453
Steel Pipe Towers (500kV HVDC), 6,143 tons – Donghae–Shingapyeong (Section 3)		25,372	25,372	31,184	14,490
Purchase of GIS (362kV, 6300A, 63kA) Type 16 and others -East coast #1C/S		—	—	41,000	40,700
Purchase of cable (PVC, 1C, 2500SQ) 55,593M and others (Shin Anseong–Dong Yongin)		—	—	38,086	10,334
Concrete pole (10M, general purpose, 500KGF) 70,000 ea and five other equipment		—	—	31,838	18,411
AMIGO, 1P2W, 60(5)A, Electronic, Class 1.0, 220V, 709,616 units – Annual Unit Price (General)		—	—	40,475	29,546
AMIGO, 3P4W, 120(10)A, Electronic, Class 1.0, 220V, 422,751 units – Annual Unit Price (General)		—	—	42,252	12,262
Purchase of cable (PVC, 1C, 2000SQ) 74,647M and others (East Seoul#2-Tancheon)		—	—	30,471	30,471
Purchase of cable (PE,1C,2500SQ) 69,720M and others (Saemangeum-Dongbieung)		—	—	30,607	20,679
Stationary reactive power compensation device (Phase 3, ±500MVAR) – East coast #2C/S		—	—	36,400	36,400
Purchase of GIS (800KV,8000A,50KA) Type 7– Dangjin Thermal Power Plant		—	—	63,903	63,903
765kV Power Transformer 3Bank(15Tank) - Dangjin Thermal Power Plant		—	—	61,100	61,100
Purchase of cable (PVC, 1C, 2000SQ) 61,641M and others (Shin Gangseoboonki)		—	—	52,204	52,204
Stationary reactive power compensation device (STATCOM/Phase 3, ±500MVAR) Type2- Shin Okcheon S/S		—	—	58,650	58,650
Construction of Saeul Units (#3,4)		11,718,217	1,748,342	11,718,217	921,006
Construction of Shin-Hanul Units (#3,4)		12,343,245	10,964,638	12,343,245	10,205,627
Other 55 contracts		2,033,913	1,744,217	2,245,116	1,583,953
Purchase of equipment for the construction project of Boryeong indoor coal storage yard		357,479	241,751	371,978	134,735
Purchase of main machine for Boryeong New Complex Unit 1		286,299	177,988	282,623	29,970
Boryeong New Complex Unit 1 Construction Project		202,552	161,753	221,475	93,617
Haman Combined Power Block Conditional Purchase Agreement		581,790	543,509	586,983	514,447
Purchase of gas turbine and turbine equipment of Gimpo combined heat & power plant		123,495	15,603	123,989	9,820
Purchase of steam turbine, HRSG and POWER BLOCK of Gimpo combined heat & power plant		220,864	101	—	—
Construction of Gimpo combined heat & power plant		223,660	8,795	223,697	7,184
Purchase of gas turbines, steam turbines, and accessories for Gumi natural gas power plant		198,029	29,417	198,029	18,973
Purchase of heat recovery boiler and accessories for Gumi natural gas power plant		65,918	12,574	65,918	9,336
Construction of Gumi natural gas power plant		246,110	96,708	301,684	24,569
Installation of natural gas supply facility at Gumi natural gas power plant		83,801	45,019	—	—
Construction of Gongju natural gas power plant		203,849	190,840	224,392	120,972

		2024		2025
Contracts		Commitment amounts	Remaining liability balances	Commitment amounts	Remaining liability balances
		In millions of won
Purchase of natural gas main machine and accessories at Gongju natural gas power plant	￦	305,829	273,338	310,322	257,822
Purchase of main equipment and ancillary facilities for the Yeosu Natural Gas Power Plant.		—	—	288,250	232,221
Purchase of gas turbines and accessories for Asan combined heat & power plant		—	—	123,000	123,000
Purchase of coal handling machine for construction of Samcheok Units (#1,2)		326,395	5,905	327,569	2,110
Purchase of main equipment for Shin-Sejong combined thermal power plant		234,392	2,670	234,392	2,862
Hadong Thermal Power Plant Indoor Coal Storage Yard Residual Project Purchase		—	—	61,859	49,504
Purchase of Samcheok hydrogen compound co-firing facility infrastructure		128,820	90,876	128,820	64,989
Construction of Andong Combined Unit 2 Power Plant		181,593	175,029	185,647	132,297
Purchase of main equipment for Andong Combined Unit 2		279,773	230,694	279,771	125,852
Service of designing Hadong Combined Unit 1		31,593	26,351	32,289	26,988

Summary of Commitments For Uranium Purchase
(2)	As of December 31, 2025, details of contracts for uranium purchase commitment are as follows:

Type	Periods	Contracted quantity
Concentrate	2025 ~ 2033	20,737 Ton U3O8
Conversion	2025 ~ 2030	17,392 Ton U
Enrichment	2025 ~ 2035	27,829 Ton SWU